SCHEDULE OF WEIGHTED AVERAGE FAIR VALUE OF OPTIONS GRANTED (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intec Pharma Ltd. [Member]
Weighted average fair value	$ 4.38	$ 55.28